PERRITT FUNDS, INC.
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606

March 3, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    PERRITT FUNDS, INC. (the “Company”)
                  File Nos. 333-114371 and 811-21556

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Company hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2006, filed electronically as Post-Effective Amendment No. 2 to the Company’s Registration Statement on Form N-1A on February 24, 2006:

•	Prospectus for the Perritt Emerging Opportunities Fund; and
•	Statement of Additional Information for the Perritt Emerging Opportunities Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (312) 669-1650.

Sincerely yours,

/s/ Robert Laatz
Robert Laatz
Vice President and Secretary
PERRITT FUNDS, INC.